Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement of Comprehensive Income [Abstract]
Tax benefit (expense) on change in fair value of cash flow hedges	$ 3,369	$ (2,371)	$ (2,458)
Tax (expense) benefit on unrealized gain (loss) on defined benefit plan	$ (1,461)	$ (11)	$ 1,080